Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities
Net income	$ 1,281.0	$ 1,165.4	$ 902.3
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	97.1	101.3	94.4
Amortization of fixed-income securities	78.2	134.0	186.7
Amortization of equity-based compensation	51.4	64.9	63.4
Net realized (gains) losses on securities	(224.2)	(318.4)	(306.8)
Net (gains) losses on disposition of property and equipment	5.4	5.6	7.1
(Gains) losses on extinguishment of debt	4.8	4.3	1.8
Changes in:
Premiums receivable	(227.1)	(127.4)	(253.8)
Reinsurance recoverables	(141.7)	(189.2)	(83.0)
Prepaid reinsurance premiums	(10.4)	(8.6)	3.5
Deferred acquisition costs	(9.6)	(13.1)	(0.9)
Income taxes	97.5	57.8	19.8
Unearned premiums	266.4	244.8	351.1
Loss and loss adjustment expense reserves	378.0	641.6	592.6
Accounts payable, accrued expenses, and other liabilities	92.0	165.0	123.6
Other, net	(13.2)	(28.1)	(10.4)
Net cash provided by operating activities	1,725.6	1,899.9	1,691.4
Purchases:
Fixed maturities	(7,967.5)	(7,100.6)	(5,199.2)
Equity securities	(369.7)	(322.2)	(463.1)
Sales:
Fixed maturities	5,637.5	3,083.9	3,705.6
Equity securities	560.1	369.2	793.0
Maturities, paydowns, calls, and other:
Fixed maturities	2,296.6	1,859.6	1,488.9
Equity securities	14.3	21.5	16.0
Net sales (purchases) of short-term investments	(876.0)	716.6	(438.2)
Net unsettled security transactions	(30.0)	152.2	(44.0)
Purchases of property and equipment	(108.1)	(140.4)	(127.7)
Sales of property and equipment	5.9	3.7	3.8
Net cash provided by (used in) investing activities	(836.9)	(1,356.5)	(264.9)
Cash Flows From Financing Activities
Proceeds from exercise of stock options	0	0	0.5
Tax benefit from exercise/vesting of equity-based compensation	12.8	10.3	5.8
Net proceeds from debt issuance	344.7	0	0
Payment of debt	0	(150.0)	(350.0)
Reacquisition of debt	(48.9)	(58.1)	(32.5)
Dividends paid to shareholders	(892.6)	(175.6)	(853.7)
Acquisition of treasury shares	(271.4)	(273.4)	(174.2)
Net cash used in financing activities	(855.4)	(646.8)	(1,404.1)
Effect of exchange rate changes on cash	0	(0.6)	1.0
Increase (decrease) in cash	33.3	(104.0)	23.4
Cash, Beginning of year	75.1	179.1	155.7
Cash, End of year	$ 108.4	$ 75.1	$ 179.1